Cover	Jul. 22, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-37351
Entity Registrant Name	National Storage Affiliates Trust
Entity Central Index Key	0001618563
Entity Tax Identification Number	93-2834996
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	2811 Internet Boulevard
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	469
Local Phone Number	649-9486
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares of Beneficial Interest, $0.01 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 par value per share
Trading Symbol	NSA
Security Exchange Name	NYSE
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	NSA Pr A
Security Exchange Name	NYSE
Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Series B Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share
Trading Symbol	NSA Pr B
Security Exchange Name	NYSE